Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 sqft		Dec. 31, 2013
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	1,268,546	[1]	$ 1,294,930	[1]
Accumulated depreciation	(827,011)	[1]	(813,522)	[1]
Depreciated cost	441,535	[1]	481,408	[1]
Land, Buildings And Leasehold Improvements
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	400,769	[1],[2]	390,870	[1],[2]
Instruments, Machinery And Equipment
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	709,601	[1],[3]	697,761	[1],[3]
Office Furniture And Other
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	80,554	[1]	80,486	[1]
Motor Vehicles And Airplanes
Property, Plant and Equipment, Net [Line Items]
Property, plant and equipment, gross	77,622	[1]	$ 125,813	[1]
Israel
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	2,174,000	[4]
Real estate leased, square feet	1,839,000	[4]
U.S.
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	714,000	[5]
Real estate leased, square feet	640,000	[5]
Other Countries
Property, Plant and Equipment, Net [Line Items]
Real estate owned, square feet	891,000	[6]
Real estate leased, square feet	308,000	[6]

[1]	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $17,591 and $17,673 as of December 31, 2014 and 2013, respectively.
[2]	Set forth below is additional information regarding the real estate owned or leased by the Company (in square feet): Israel (a) U.S. (b) Other Countries (c)Owned2,174,000 714,000 891,000Leased1,839,000 640,000 308,000(a)Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.(b)Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.(c)Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.
[3]	Includes equipment produced by the Company for its own use in the aggregate amount of $108,642 and $106,211 as of December 31, 2014 and 2013, respectively.
[4]	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and a landing strip in various locations in Israel used by Elbit Systems’ Israeli subsidiaries.
[5]	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.
[6]	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Brazil, Australia and Asia.